Leases and Other Commitments - Minimum Lease Payments (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023
Leases and Other Commitments [Line Items]
Remaining six months of 2025	$ 14
2026	30
2027	28
2028	20
2029	20
Thereafter	198
Total future minimum lease payments	310
Less: Imputed interest	114
Operating Lease, Liability	$ 196	$ 182
The Flash Business of Western Digital Corporation [Member]
Leases and Other Commitments [Line Items]
Remaining six months of 2025		23
2026		22
2027		21
2028		19
2029		19
Thereafter		199
Total future minimum lease payments		303
Less: Imputed interest		120
Operating Lease, Liability		$ 183	$ 100